UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-09096
                                    ---------
                                AmeriPrime Funds
------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 Unified Fund Services, Inc. 431 N. Pennsylvania Street Indianapolis, IN 46204
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

Terry Gallagher
---------------------------
Unified Fund Services, Inc.
---------------------------
431 N. Pennsylvania St.
---------------------------
Indianapolis, IN 46204
---------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code:  317-917-7000
                                                     ------------

Date of fiscal year end:   7/31
                          -------
Date of reporting period:  10/31/04
                           --------


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

DOBSON COVERED CALL FUND
SCHEDULE OF INVESTMENTS - (UNAUDITED)
OCTOBER 31, 2004


COMMON STOCKS - 98.30%                                              SHARES                 VALUE
                                                                  -----------        ------------------

AIR COURIER SERVICES - 1.41%
FedEx Corp.(a)                                                         1,000            $       91,120
                                                                                     ------------------

AIRCRAFT - 3.09%
Boeing Co. (a)                                                         4,000                   199,600
                                                                                     ------------------

BEVERAGES - 3.43%
Coca-Cola Co. (a)                                                      3,000                   121,980
PepsiCo, Inc. (a)                                                      2,000                    99,160
                                                                                     ------------------
                                                                                               221,140
                                                                                     ------------------

BIOLOGICAL PRODUCTS (NO DIAGNOSTIC SUBSTANCES) - 1.76%
Amgen, Inc. (a), (b)                                                   2,000                   113,600
                                                                                     ------------------

CABLE & OTHER PAY TELEVISION SERVICES - 3.22%
Comcast Corp. Class A (a), (b)                                         3,323                    98,029
Viacom, Inc. - Class B (a)                                             3,000                   109,470
                                                                                     ------------------
                                                                                                207,499
                                                                                     ------------------

CHEMICAL & ALLIED PRODUCTS - 1.39%
Dow Chemical Co. (a)                                                   2,000                    89,880
                                                                                     ------------------

COMPUTER COMMUNICATION EQUIPMENT - 1.79%
Cisco Systems, Inc. (a), (b)                                           6,000                   115,260
                                                                                     ------------------

COMPUTERS & OFFICE EQUIPMENT - 2.78%
International Business Machines Corp. (a)                              2,000                   179,500
                                                                                     ------------------

CONSTRUCTION MACHINERY & EQUIPMENT - 1.25%
Caterpillar, Inc. (a)                                                  1,000                    80,540
                                                                                     ------------------

CONVERTED PAPER & PAPERBOARD PRODUCTS  - 1.20%
3M Co. (a)                                                             1,000                    77,570
                                                                                     ------------------

CUTLERY, HANDTOOLS & GENERAL HARDWARE - 1.61%
The Gillette Co. (a)                                                   2,500                   103,700
                                                                                     ------------------

DIVERSIFIED - 1.31%
Honeywell International, Inc. (a)                                      2,500                    84,200
                                                                                     ------------------

ELECTRIC SERVICES - 2.74%
Dominion Resources, Inc.                                               1,000                    64,320
Duke Energy, Inc.                                                      2,000                    49,060
The Southern Co.                                                       2,000                    63,180
                                                                                     ------------------
                                                                                                176,560
                                                                                     ------------------

ELECTROMEDICAL & ELECTROTHERAPEUTIC APPARATUS - 1.58%
Medtronic, Inc. (a)                                                    2,000                   102,220
                                                                                     ------------------
                                       1

DOBSON COVERED CALL FUND
SCHEDULE OF INVESTMENTS -CONTINUED
OCTOBER 31, 2004 (UNAUDITED)


COMMON STOCKS - 98.30% - CONTINUED                                  SHARES                 VALUE
                                                                  -----------        ------------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT - 2.65%
General Electric Co. (a)                                               5,000                 $ 170,600
                                                                                     ------------------

ELECTRONIC COMPUTERS - 2.17%
Dell, Inc. (a), (b)                                                    4,000                   140,240
                                                                                     ------------------

FINANCE SERVICES - 5.97%
American Express Co. (a)                                               3,000                   159,210
First Data Corp. (a)                                                   3,000                   123,840
Morgan Stanley (a)                                                     2,000                   102,180
                                                                                     ------------------
                                                                                                385,230
                                                                                     ------------------

FIRE, MARINE & CASUALTY INSURANCE - 1.88%
American International Group, Inc. (a)                                 2,000                   121,420
                                                                                     ------------------

MOTOR VEHICLES & PASSENGER CAR BODIES - 1.40%
Ford Motor Co.                                                         1,000                    13,030
General Motors Corp. (a)                                               2,000                    77,100
                                                                                     ------------------
                                                                                                90,130
                                                                                     ------------------

NATIONAL COMMERCIAL BANKS - 10.46%
Bank of America Corp. (a)                                              4,000                   179,160
Citigroup, Inc. (a)                                                    4,133                   183,381
J.P. Morgan Chase & Co. (a)                                            4,980                   192,228
Wells Fargo & Co. (a)                                                  2,000                   119,440
                                                                                     ------------------
                                                                                               674,209
                                                                                     ------------------

OIL & GAS FIELD SERVICES - 1.95%
Schlumberger Ltd. (a)                                                  2,000                   125,880
                                                                                     ------------------

PAPER MILLS - 1.19%
International Paper Co. (a)                                            2,000                    77,020
                                                                                     ------------------

PETROLEUM REFINING - 5.58%
ChevronTexaco Corp. (a)                                                4,000                   212,240
Exxon Mobil Corp. (a)                                                  3,000                   147,660
                                                                                     ------------------
                                                                                               359,900
                                                                                     ------------------

PHARMACEUTICAL PREPARATIONS - 7.84%
Bristol-Myers Squibb, Inc. (a)                                         3,000                    70,290
Johnson & Johnson (a)                                                  2,000                   116,760
Merck & Co., Inc. (a)                                                  3,000                    93,930
Pfizer, Inc. (a)                                                       4,400                   127,380
Schering-Plough Corp.                                                  1,000                    18,110
Wyeth (a)                                                              2,000                    79,300
                                                                                     ------------------
                                                                                               505,770
                                                                                     ------------------


DOBSON COVERED CALL FUND
SCHEDULE OF INVESTMENTS - CONTINUED
OCTOBER 31, 2004 (UNAUDITED)


COMMON STOCKS - 98.30% - CONTINUED                                  SHARES                 VALUE
                                                                  -----------        ------------------

PHOTOGRAPHIC EQUIPMENT & SUPPLIES - 0.47%
Eastman Kodak, Inc. (a)                                                1,000                  $ 30,280
                                                                                     ------------------

RADIO & TV BROADCASTING & COMMUNICATIONS EQUIPMENT - 1.95%
QUALCOMM, Inc. (a)                                                     3,000                   125,430
                                                                                     ------------------

RETAIL - DRUG STORES & PROPRIETARY STORES - 1.80%
Medco Health Solutions, Inc. (a)                                         241                     8,172
Walgreen Co. (a)                                                       3,000                   107,670
                                                                                     ------------------
                                                                                               115,842
                                                                                     ------------------

RETAIL - EATING PLACES - 1.36%
McDonald's Corp. (a)                                                   3,000                    87,450
                                                                                     ------------------

RETAIL - LUMBER & OTHER BUILDING MATERIALS DEALERS - 2.55%
Home Depot, Inc. (a)                                                   4,000                   164,320
                                                                                     ------------------

RETAIL - VARIETY STORES - 4.84%
Target Corp. (a)                                                       3,000                   150,060
Wal-Mart Stores, Inc. (a)                                              3,000                   161,760
                                                                                     ------------------
                                                                                               311,820
                                                                                     ------------------

SECURITY BROKERS, DEALERS & FLOTATION COMPANIES - 1.82%
The Charles Schwab Corp.                                               1,000                     9,150
Merrill Lynch & Co., Inc. (a)                                          2,000                   107,880
                                                                                     ------------------
                                                                                               117,030
                                                                                     ------------------

SEMICONDUCTORS & RELATED DEVICES - 3.21%
Agere Systems, Inc. - Class B (a)                                        264                       304
Intel Corp. (a)                                                        6,000                   133,560
Texas Instruments, Inc. (a)                                            3,000                    73,350
                                                                                     ------------------
                                                                                               207,214
                                                                                     ------------------

SERVICES - MISCELLANEOUS AMUSEMENT & RECREATION - 1.56%
Walt Disney Co. (a)                                                    4,000                   100,880
                                                                                     ------------------

SERVICES - PREPACKAGED SOFTWARE - 3.00%
Microsoft Corp. (a)                                                    6,000                   167,940
Oracle Corp. (b)                                                       2,000                    25,320
                                                                                     ------------------
                                                                                               193,260
                                                                                     ------------------

SOAP, DETERGENT, CLEANING PREPARATIONS, PERFUMES, COSMETICS - 2.3
Procter & Gamble, Inc. (a)                                             3,000                   153,540
                                                                                     ------------------


TELEPHONE & TELEGRAPH APPARATUS - 0.05%
Lucent Technologies, Inc. (b)                                          1,000                     3,550
                                                                                     ------------------

DOBSON COVERED CALL FUND
SCHEDULE OF INVESTMENTS - CONTINUED
OCTOBER 31, 2004 (UNAUDITED)


COMMON STOCKS - 98.30% - CONTINUED                                  SHARES                 VALUE
                                                                  -----------        ------------------


TELEPHONE COMMUNICATIONS (NO RADIOTELEPHONE) - 3.66%
AT&T Corp. (a)                                                         3,200            $       54,752
BellSouth Corp. (a)                                                    3,000                    80,010
SBC Communications, Inc. (a)                                           4,000                   101,040
                                                                                     ------------------
                                                                                               235,802
                                                                                     ------------------

TOTAL COMMON STOCKS (COST $6,298,057)                                                        6,339,206
                                                                                     ------------------

Money Market Securities - 5.82%
Federal Prime Obligation Fund, 1.61% (c)                             375,265                   375,265
                                                                                     ------------------

TOTAL MONEY MARKET SECURITIES (COST $375,265)                                                  375,265
                                                                                     ------------------

TOTAL INVESTMENTS (COST $6,673,322) - 104.12%                                          $     6,714,471
                                                                                     ------------------

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS - (4.12)%                                      (265,842)
                                                                                     ------------------

TOTAL NET ASSETS - 100.00%                                                             $     6,448,629
                                                                                     ==================

(a) Portion of the security is pledged as collateral for call options written.
(b) Non-income producing.
(c) Variable rate security; the coupon rate shown represents the rate at October 31, 2004.


DOBSON COVERED CALL FUND
SCHEDULE OF INVESTMENTS - CONTINUED
OCTOBER 31, 2004 (UNAUDITED)

OPTIONS WRITTEN OCTOBER 31, 2004

                                                                SHARES
                                                                SUBJECT
COMMON STOCKS / EXPIRATION DATE @ EXERCISE PRICE                TO CALL                 VALUE
------------------------------------------------               -----------        ------------------

American Express Co./ January 2005 @ 50                             2,000                   $ 7,200
American Express Co./ April 2005 @ 55                               1,000                     1,650
American International Group, Inc. / November 2004 @ 75             1,000                        50
American International Group, Inc. / February 2005 @ 75             1,000                       200
Amgen, Inc. / November 2004 @ 55                                    1,000                     2,200
Amgen, Inc. / January 2005 @ 60                                     1,000                     1,050
American Telephone & Telegraph Co. / January 2005 @ 15              1,600                     3,840
Bank of America Corp. / February 2005 @ 45                          2,000                     2,800
Bank of America Corp. / November 2004 @ 45                          2,000                     1,200
BellSouth Corp. / January 2005 @ 27.5                               1,500                       750
BellSouth Corp. / April 2005 @ 30                                   1,500                       375
Boeing Co. / November 2004 @ 42.5                                   2,000                    14,800
Boeing Co. / February 2005 @ 50                                     2,000                     4,900
Bristol-Myers Squibb Co. / December 2004 @ 27.5                     1,500                        75
Bristol-Myers Squibb Co. / March 2005 @ 25                          1,500                       825
Caterpillar, Inc. / November 2004 @ 75                              1,000                     6,100
ChevronTexaco Corp. / December 2004 @ 47.5                          2,000                    11,200
ChevronTexaco Corp. / March 2005 @ 50                               2,000                     8,200
Cisco Co. / December 2004 @ 20                                      2,000                     1,340
Cisco Co. / January 2005 @ 20                                       2,000                     1,900
Cisco Systems, Inc. / January 2005 @ 25                             2,000                       100
Citigroup, Inc. / December 2004 @ 47.5                              2,300                       460
Citigroup, Inc. / January 2005 @ 45                                 1,800                     2,430
Coca-Cola Co. / November 2004 @ 55                                  1,500                        75
Coca-Cola Co. / February 2005 @ 47.5                                1,500                       150
Comcast Corp. Class A / April 2005 @ 30                             2,300                     3,795
Comcast Corp. Class A / January 2005 @ 30                           1,000                     1,050
Dell, Inc. / February 2005 @ 37.5                                   2,000                     1,300
Dell, Inc. / November 2004 @ 35                                     2,000                     1,800
Disney Co. / November 2004 @ 25                                     2,000                     1,400
Disney Co. / January 2005 @ 25                                      2,000                     2,200
Dow Chemical / March 2005 @ 45                                      1,000                     2,350
Dow Chemical / December  2004 @ 40                                  1,000                     5,100
Eastman Kodak, Inc./ January 2005 @ 27.5                            1,000                     3,300
Exxon Mobil Corp./ April 2005 @ 50                                  2,000                     3,800
Exxon Mobil Corp./ January 2005 @ 47.5                              1,000                     2,600
FedEx Corp. / January 2005 @ 85                                     1,000                     7,700
First Data Corp./ February 2005 @ 42.5                              1,000                     1,500
First Data Corp./ November 2004 @ 45                                2,000                       200
General Electric Co. / March 2005 @ 32.5                            2,000                     1,800
General Electric Co. / December 2004 @ 35                           1,500                       600
General Electric Co. /December 2004 @ 32.5                          1,500                     3,000


DOBSON COVERED CALL FUND
SCHEDULE OF INVESTMENTS - CONTINUED
OCTOBER 31, 2004 (UNAUDITED)

OPTIONS WRITTEN OCTOBER 31, 2004 - CONTINUED


                                                                SHARES
                                                                SUBJECT
COMMON STOCKS / EXPIRATION DATE @ EXERCISE PRICE                TO CALL                 VALUE
------------------------------------------------               -----------        ------------------

General Motors Corp. / November 2004 @ 42.5                         1,000                      $ 50
General Motors Corp. / December 2004 @ 50                           1,000                        50
Gillette Co./ March 2005 @ 45                                       1,500                     1,125
Gillette Co./ December 2004 @ 45                                    1,000                       150
Home Depot, Inc. / February 2005 @ 37.5                             2,000                     9,000
Home Depot, Inc. / November 2004 @ 35                               2,000                    12,600
Honeywell International, Inc. / March 2005 @ 37.5                   1,000                       600
Honeywell International, Inc. / December 2004 @ 37.5                1,500                       150
IBM Corp./ January 2005 @ 90                                        1,000                     2,800
IBM Corp./ April 2005 @ 90                                          1,000                     3,900
Intel Corp. / January 2005 @ 25                                     2,000                       700
Intel Corp. / April 2005 @ 25                                       2,000                     1,500
Intel Corp. / January 2005 @ 22.5                                   2,000                     2,300
International Paper Co./ December 2004 @ 40                         1,000                       300
International Paper Co./ January 2005 @ 45                          1,000                        50
J.P. Morgan Chase & Co. / December 2004 @ 40                        1,900                     1,045
J.P. Morgan Chase & Co. / March 2005 @ 40                           1,500                     1,650
J.P. Morgan Chase & Co. / January 2005 @ 40                         1,500                     1,200
Johnson & Johnson / April 2005 @ 60                                 1,000                     1,600
Johnson & Johnson / January 2005 @ 60                               1,000                       850
McDonald's Corp. / March 2005 @ 30                                  1,500                     1,350
McDonald's Corp. / December 2004 @ 27.5                             1,500                     2,175
Medtronic, Inc. / February 2005 @ 50                                1,000                     3,000
Medtronic, Inc. / November 2004 @ 50                                1,000                     1,650
Merck & Co., Inc. / April 2005 @ 47.5                               1,000                        50
Merrill Lynch & Co., Inc. / January 2005 @ 55                       1,000                     1,800
Merrill Lynch & Co., Inc. / April 2005 @ 55                         1,000                     2,850
Microsoft Corp. / April 2005 @ 30                                   2,000                     1,000
Microsoft Corp. / November 2004 @ 27.5                              2,000                     1,400
Microsoft Corp. / January 2005 @ 30                                 2,000                       400
3M Co. / October 2004 @ 80                                          1,000                       950
Morgan Stanley / January 2005 @ 50                                  1,000                     3,000
Morgan Stanley / April 2005 @ 55                                    1,000                     1,750
PepsiCo, Inc. / December 2004 @ 50                                  2,000                     1,500
Pfizer, Inc. / January 2005 @ 32.5                                  2,400                       720
Pfizer, Inc. / December 2004 @ 35                                   2,000                       100
Procter & Gamble Co. / April 2005 @ 55                              1,500                     1,575
Procter & Gamble Co. / January 2005 @ 55                            1,500                       900
QUALCOMM, Inc. / November 2004 @ 42.5                               1,500                     1,875
QUALCOMM, Inc. / January 2005 @ 45                                  1,500                     2,025
SBC Communications, Inc./ April 2005 @ 27.5                         2,000                       900
SBC Communications, Inc./ January 2005 @ 25                         2,000                     2,400
Schlumberger Ltd. / February 2005 @ 60                              1,000                     5,300
Schlumberger Ltd. / November 2004 @ 60                              1,000                     3,500
Target Corp. / April 2005 @ 50                                      1,500                     4,800
Target Corp. / January 2005 @ 45                                    1,500                     8,250


DOBSON COVERED CALL FUND
SCHEDULE OF INVESTMENTS - CONTINUED
OCTOBER 31, 2004 (UNAUDITED)

OPTIONS WRITTEN OCTOBER 31, 2004 - CONTINUED

                                                                SHARES
                                                                SUBJECT
COMMON STOCKS / EXPIRATION DATE @ EXERCISE PRICE                TO CALL                 VALUE
                                                               -----------        ------------------

Texas Instruments, Inc./ April 2005 @ 25                            1,500                   $ 3,225
Texas Instruments, Inc./ January 2005 @ 25                          1,500                     2,175
Viacom, Inc. / March 2005 @ 35                                      1,500                     4,800
Viacom, Inc. / December 2004 @ 40                                   1,500                       300
Wal-Mart Stores, Inc. / December 2004 @ 55                          1,000                       850
Wal-Mart Stores, Inc. / December 2004 @ 60                          2,000                       100
Walgreen Co. / April 2005 @ 37.5                                    1,500                     1,950
Walgreen Co. / January 2005 @ 37.5                                  1,500                       975
Wells Fargo & Co. / January 2005 @ 60                               1,000                     1,250
Wyeth / January 2005 @ 40                                           1,000                     1,400
                                                               -----------        ------------------

Total (premiums received $221,250)                                147,300                 $ 231,230
                                                               ===========        ==================

TAX RELATED

Unrealized appreciation                                                                   $ 756,524
Unrealized depreciation                                                                    (725,355)
                                                                                  ------------------
Net unrealized appreciation                                                                $ 31,169
                                                                                  ==================

Aggregate cost of securities for income tax purposes                                    $ 6,673,322
                                                                                  ==================


RELATED FOOTNOTES TO THE SCHEDULE OF INVESTMENTS


Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official
Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the "Board").

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Other - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of December 22, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____AmeriPrime Funds_______________

By
*___/s/ Anthony J. Ghoston_________________________
                Anthony J. Ghoston, President

Date___December 23, 2004____________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
*___/s/ Anthony J. Ghoston_____________________________
             Anthony J. Ghoston, President

Date_____December 23, 2004______________________________

By
*___/s/ Thomas G. Napurano_ ____________________________
           Thomas G. Napurano, Chief Financial Officer and Treasurer

Date____December 23, 2004_________________________________

..